Share capital (Tables)	12 Months Ended
Dec. 31, 2021
Share capital
Schedule of share capital

	2021		2020		2019
	Number of	2021	Number of	2020	Number of	2019
	shares	€	shares	€	shares	€
Authorized
Ordinary shares of €1 each	1,200	1,200	1,200	1,200	1,200	1,200
Issued and fully paid
Balance at January 1,	1,200	1,200	1,200	1,200	1,200	1,200
Balance at December 31,	1,200	1,200	1,200	1,200	1,200	1,200